Information About Geographical Areas and Products - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [Line Items]
Revenue	₩ 26,615,347	₩ 21,330,819	₩ 26,151,781
Revenue Recognized by Satisfying Performance Obligation	₩ 589,055
OLED Products [member]
Disclosure of geographical areas [Line Items]
Percentage of revenue from products	55.00%	48.00%	40.00%
Customer A [member]
Disclosure of geographical areas [Line Items]
Revenue	₩ 14,281,844	₩ 11,119,769	₩ 11,731,702
Customer B [member]
Disclosure of geographical areas [Line Items]
Revenue	₩ 3,767,278	₩ 3,371,229	₩ 4,699,282
Top 10 Customer [member]
Disclosure of geographical areas [Line Items]
Percentage of revenue	89.00%	87.00%	86.00%